Financial instruments - Additional Information (Details) - USD ($)					12 Months Ended
	Jul. 11, 2024	Jun. 13, 2024	Feb. 10, 2024	Apr. 26, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 16, 2024	Jul. 29, 2024	Jul. 26, 2024	Jul. 23, 2024	May 28, 2024	Apr. 23, 2024	Mar. 20, 2024	Apr. 28, 2023
Disclosure of financial assets [line items]
Shares Issued Under F P A Agreement, Shares					99,793
Par value per share												$ 0.0001
Gain on revaluation of warrants					$ 360,375	$ 2,039,723
warrents Outstanding					26,437,500
CIIG II Class A common stock
Disclosure of financial assets [line items]
Par value per share														$ 0.0001
Ordinary Shares
Disclosure of financial assets [line items]
Par value per share					$ 0.002
warrents Outstanding											171,073
Yorkville Advisors Global LP
Disclosure of financial assets [line items]
Number of ordinary shares to be purchased		84,690
Advance amount in exchange for convertible promissory notes	$ 4,000,000		$ 1,500,000
Initial advance payment for exchange of convertible promissory notes	$ 1,000,000												$ 500,000
Second advance payment for exchange of convertible promissory notes										$ 1,000,000
Remaining advance payment for exchange of convertible promissory notes									$ 2,000,000			$ 1,000,000
Principal amount of advance purchase price	95.00%		95.00%
New convertible notes aggregate principal amount outstanding					$ 2,100,000
Yorkville Advisors Global LP | Ordinary Shares
Disclosure of financial assets [line items]
Maximum number of share amount to be sold under the agreement	$ 50,000,000		$ 10,000,000
Shares issued		906,219					145,197	145,197				906,219
Forward Purchase Agreement
Disclosure of financial assets [line items]
Share price settlement adjustment amount						2,660,568
Cumulative fair value loss					2,360,568	$ 48,552,478
Forward Purchase Agreement | CIIG II Class A common stock
Disclosure of financial assets [line items]
Par value per share				$ 0.0001
Top of Range | Yorkville Advisors Global LP
Disclosure of financial assets [line items]
Issue of ordinary shares					$ 44,900,000
Top of Range | Forward Purchase Agreement | CIIG II Class A common stock
Disclosure of financial assets [line items]
Purchases, fair value measurement, assets				$ 10,000,000